Prepayment and Other Assets (Details) - Schedule of Prepayments, Other Current Assets and Non-Current Assets - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule Of Prepayments Other Current Assets And Non Current Assets [Abstract]
Recoverable value-added taxes(a)	[1]	$ 28,131	$ 27,017
Prepayment		11,715	15,037
Others		6,580	3,605
Prepayments and other current assets		46,426	45,659
Deferred offering cost		832,561	445,921
Deposits(b)	[2]	14,468	16,140
Non-current assets		$ 847,029	$ 462,061

[1]	Recoverable value-added taxes represent the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.
[2]	Deposit mainly represents the refundable deposits to the lessors for the leased office space.